Note 8 - Leases - Future Payments Due (Details)	Oct. 31, 2023 USD ($)
2024, operating	$ 448,298
2024, finance	42,868
2025, operating	177,997
2025, finance	42,868
2026, operating	63,644
2026, finance	55,715
Total undiscounted lease payments, operating	689,939
Total undiscounted lease payments, finance	141,451
Present value discount, operating	(47,855)
Present value discount, finance	(10,541)
Total lease liability, operating	642,084
Total lease liability, finance	$ 130,910